Segment Information - Schedule of Revenue and Long-Lived Assets, Net by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue and Long-Lived Assets, Net by Geographic Area [Line Items]
Revenue Total	$ 1,444,468	$ 1,235,576	$ 1,496,963
Long-Lived Assets Total	45,008	51,175
United States [Member]
Schedule of Revenue and Long-Lived Assets, Net by Geographic Area [Line Items]
Revenue Total	1,338,814	1,131,697	1,362,423
Long-Lived Assets Total	29,472	33,391
Canada [Member]
Schedule of Revenue and Long-Lived Assets, Net by Geographic Area [Line Items]
Revenue Total	96,215	90,037	114,948
Long-Lived Assets Total	55	51
Rest of world [Member]
Schedule of Revenue and Long-Lived Assets, Net by Geographic Area [Line Items]
Revenue Total	9,439	13,842	$ 19,592
Long-Lived Assets Total	$ 15,481	$ 17,733